Rights of use of assets (Tables)	12 Months Ended
Jun. 30, 2020
Rights of use of assets
Schedule of composition of the rights of use of the Group´s assets
	June 30, 2020	June 30, 2019
Real Estate	4,116	-
Telecommunications	11,004	-
Machinery and equipment	13	-
Others	4,726	-
Total Right-of-use assets	19,859	-
Non-current	19,859	-
Total	19,859	-

Schedule of changes in the Group´s rights of use

	June 30, 2020	June 30, 2019
IFRS 16 inicial adjustments	14,124	-
Additions (i)	8,091	-
Transfer	158	-
Amortization charges	(4,711)	-
Deconsolidation	(42)	-
Currency translation adjustment	2,239	-
Total	19,859	-

(i) includes incorporation by business combination

Schedule of depreciation charge for rights of use
	June 30, 2020	June 30, 2019
Real Estate	538	-
Telecommunications	3,155	-
Others	1,018	-
Total depreciation of right-of-use assets	4,711	-

Schedule of other charges to income related to rights of use
June 30, 2020
Interests	(509)
Results from short-term leases	19,560

Schedule of average discount rate and the term of liability for lease
	Center of Operations in Argentina	Center of Operations in Israel
Average discount rate	Maturity date	Average discount rate	Maturity date
10.61%	2023-2041	3%	2022-2090